Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 - Related Party Transactions

The Company has granted loans to certain directors and executive officers and their related interests. Such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other borrowers and, in management’s opinion, do not involve more than the normal risk of collectability. All loans to directors and executive officers or their interests are submitted to the Board of Directors for approval. A summary of loans to directors, executive officers and their related interests follows:

	2017	2016
	(dollars in thousands)
Balance, at beginning of the year	$14,815	$19,208
Disbursements during the year	620	3,798
Collections during the year	(6,743)	(8,191)
Balance, at end of the year	$8,692	$14,815

At December 31, 2017, the Company had approved, but unused lines of credit, totaling $3.7 million to executive officers and directors, and their related interests. In addition, at December 31, 2017, the Company had $7.9 million of deposits for executive officers and directors, and their related interest.

During 2017, the Company’s broker-dealer subsidiary (The Strategic Alliance Corp) brokered a private placement offering in the amount of $4.1 million, producing revenue in 2017 of $202,250. Certain officers and directors of the Company’s bank subsidiary, Uwharrie Bank, were involved with the transaction as investors in the private placement.

During 2015, the Company’s subsidiary, Uwharrie Bank, entered into a lease for a facility with an executive officer of Uwharrie Bank. This lease was a month-to-month lease with monthly rental payments of $2,888. In August 2016, this lease was expanded to a five-year lease period expiring in September of 2021 with two five-year renewal options at the expiration of the initial term. Total annual expense for the lease was $155,575, $89,369, and $25,529 for the years ended December 31, 2017, 2016, and 2015, respectively and is included in net occupancy expense.